Thrivent High Yield Fund Investment Objectives and Goals - Thrivent High Yield Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent High Yield Fund Class S: LBHIX | Class A: LBHYX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent High Yield Fund (the "Fund") seeks high current income and, secondarily, growth of capital.
Objective, Secondary [Text Block]	secondarily, growth of capital.